UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio               November 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       74

Form 13F Information Table Value Total:     $4,014,696
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                     FORM 13F INFORMATION TABLE


                                            Eubel Brady & Suttman Asset Management, Inc.
                                                            SEC Form 13-F
                                                              09/30/04

Item #1                              Item #2   Item #3    Item #4         Item #5      Item #6           Item #7      Item #8

                                                          Market
                                                          Value               Sh/   Investment Descretion        Voting Authority
Name of Issuer                       Title     CUSIP      (x$1,000)  Quantity Prn  Sole     Shared  Other  Mgrs Sole    Shared Other
--------------                       -----     -----      ---------  -------- ---  ----     ------  -----  ---- ----    ------ -----
21st Century Group                   common    90130N103    2512       188140 sh     188140 n/a     n/a    n/a    188140 n/a   n/a
Accredited Home Lenders Holding Co.  common    00437p107   15372       399061 sh     399061 n/a     n/a    n/a    399061 n/a   n/a
Aceto Corp                           common    004446100    1926       133767 sh     133767 n/a     n/a    n/a    133767 n/a   n/a
Altria Group Inc                     common    02209S103   39445       838538 sh     838538 n/a     n/a    n/a    838538 n/a   n/a
America SVC Group Inc                common    02364L109   18441       449352 sh     449352 n/a     n/a    n/a    449352 n/a   n/a
American Finl al Rlty Tr             common    02607P305  140405      9950758 sh    9950758 n/a     n/a    n/a   9950758 n/a   n/a
American Home Mortgage Inv. Corp.    common    02660R107   86284      3087084 sh    3087084 n/a     n/a    n/a   3087084 n/a   n/a
American Power Conversion Corp.      common    029066107  110253      6340011 sh    6340011 n/a     n/a    n/a   6340011 n/a   n/a
AmeriCredit Corp                     common    03060R101  174732      8368391 sh    8368391 n/a     n/a    n/a   8368391 n/a   n/a
Ashford Hospitality Tr Inc.          common    044103109   27046      2877190 sh    2877190 n/a     n/a    n/a   2877190 n/a   n/a
Atlas America, Inc.                  common    049167109    1633        75000 sh      75000 n/a     n/a    n/a     75000 n/a   n/a
Berkshire Hathaway Inc. Del          clb       084670207     281           98 sh         98 n/a     n/a    n/a        98 n/a   n/a
Bob Evans Farms Inc.                 common    096761101    7128       262427 sh     262427 n/a     n/a    n/a    262427 n/a   n/a
Brown Forman Corp.                   clb       115637209    4027        87924 sh      87924 n/a     n/a    n/a     87924 n/a   n/a
Capital Lease Funding, Inc.          common    140288101   20160      1826070 sh    1826070 n/a     n/a    n/a   1826070 n/a   n/a
CenturyTel Inc.                      common    156700106   69095      2017950 sh    2017950 n/a     n/a    n/a   2017950 n/a   n/a
Coldwater Creek Inc.                 common    193068103   10168       487220 sh     487220 n/a     n/a    n/a    487220 n/a   n/a
Compudyne Corp                       Note      204795AA6    3041      3143000 prn   3143000 n/a     n/a    n/a   3143000 n/a   n/a
CompuDyne Corporation                common    204795306    2647       332960 sh     332960 n/a     n/a    n/a    332960 n/a   n/a
Consol Energy Inc.                   common    20854P109  233839      6702177 sh    6702177 n/a     n/a    n/a   6702177 n/a   n/a
Cox Communications Inc.              cla       224044107  125220      3779650 sh    3779650 n/a     n/a    n/a   3779650 n/a   n/a
Donnelley R R & Sons Co              common    257867101   13648       435755 sh     435755 n/a     n/a    n/a    435755 n/a   n/a
Dun & Bradstreet Corp.               common    26483E100   62017      1056509 sh    1056509 n/a     n/a    n/a   1056509 n/a   n/a
Emmis Communications Corp            cla       291525103   68147      3773346 sh    3773346 n/a     n/a    n/a   3773346 n/a   n/a
Friedman Billings Ramsey Gro         cla       358434108  159539      8352817 sh    8352817 n/a     n/a    n/a   8352817 n/a   n/a
Golden West Financial Corp           common    381317106  120139      1082825 sh    1082825 n/a     n/a    n/a   1082825 n/a   n/a
Government Properties Trust, Inc.    common    38374w107    9895      1041630 sh    1041630 n/a     n/a    n/a   1041630 n/a   n/a
Hearst - Argyle Television Inc.      common    422317107   60411      2470798 sh    2470798 n/a     n/a    n/a   2470798 n/a   n/a
Highland Hospitality Corp            common    430141101   36885      3235545 sh    3235545 n/a     n/a    n/a   3235545 n/a   n/a
Hollinger Intl Inc.                  cla       435569108    7495       433500 sh     433500 n/a     n/a    n/a    433500 n/a   n/a
HomeBanc Corp.                       common    43738R109   64248      7138650 sh    7138650 n/a     n/a    n/a   7138650 n/a   n/a
IHOP Corp.                           common    449623107    9164       239836 sh     239836 n/a     n/a    n/a    239836 n/a   n/a
Insight Communications Inc           cla       45768V108   57497      6533748 sh    6533748 n/a     n/a    n/a   6533748 n/a   n/a
Integrated Alarm Svcs Group          common    45890m109   18123      4388185 sh    4388185 n/a     n/a    n/a   4388185 n/a   n/a
ITLA Capital Corp                    common    450565106   19307       417907 sh     417907 n/a     n/a    n/a    417907 n/a   n/a
Jones Apparel Group Inc.             common    480074103   87672      2448942 sh    2448942 n/a     n/a    n/a   2448942 n/a   n/a
Key Energy Svcs Inc.                 common    492914106  132133     11957699 sh   11957699 n/a     n/a    n/a  11957699 n/a   n/a
Knight-Ridder Inc.                   common    499040103  142241      2173274 sh    2173274 n/a     n/a    n/a   2173274 n/a   n/a
Lancaster Colony Corp                common    513847103   78075      1851663 sh    1851663 n/a     n/a    n/a   1851663 n/a   n/a
Lee Enterprises Inc.                 common    523768109  102736      2216996 sh    2216996 n/a     n/a    n/a   2216996 n/a   n/a
Leucadia National Corp               common    527288104  147646      2606290 sh    2606290 n/a     n/a    n/a   2606290 n/a   n/a
Liberty Media Corp.                  com sera  530718105   52402      6009358 sh    6009358 n/a     n/a    n/a   6009358 n/a   n/a
Liberty Media Inc.                   com sera  530719103    7955       238437 sh     238437 n/a     n/a    n/a    238437 n/a   n/a
Luminent Mtg. Cap Inc.               common    550278303    5261       414925 sh     414925 n/a     n/a    n/a    414925 n/a   n/a
Markel                               common    570535104   26366        85493 sh      85493 n/a     n/a    n/a     85493 n/a   n/a
MCG Capital Corp.                    common    58047P107   56614      3261195 sh    3261195 n/a     n/a    n/a   3261195 n/a   n/a
Mediacom Communications Corp.        cla       58446K105   75685     11590302 sh   11590302 n/a     n/a    n/a  11590302 n/a   n/a
Mercury General Corp.                common    589400100  106289      2009621 sh    2009621 n/a     n/a    n/a   2009621 n/a   n/a
Meredith Corp.                       common    589433101    1949        37930 sh      37930 n/a     n/a    n/a     37930 n/a   n/a
National Beverage Corp.              common    635017106    1970       243780 sh     243780 n/a     n/a    n/a    243780 n/a   n/a
New Century Financial Corp           common    64352D101   30704       516540 sh     516540 n/a     n/a    n/a    516540 n/a   n/a
New York Mortgage Trust Inc.         common    649604105   13906      1487230 sh    1487230 n/a     n/a    n/a   1487230 n/a   n/a
North Fork Bancorp                   common    659424105  196348      4417270 sh    4417270 n/a     n/a    n/a   4417270 n/a   n/a
NVR, Inc.                            common    62944T105  170474       309391 sh     309391 n/a     n/a    n/a    309391 n/a   n/a
Pactiv Corp                          common    695257105    2023        87000 sh      87000 n/a     n/a    n/a     87000 n/a   n/a
Provident Financial Services         common    74386T105    2762       160100 sh     160100 n/a     n/a    n/a    160100 n/a   n/a
Quanta Capital Hldgs Ltd             common    G7313F106   43841      5379280 sh    5379280 n/a     n/a    n/a   5379280 n/a   n/a
RailAmerica, Inc.                    common    750753105   18626      1685590 sh    1685590 n/a     n/a    n/a   1685590 n/a   n/a
Range Re. Corp.                      common    75281A109    8098       463000 sh     463000 n/a     n/a    n/a    463000 n/a   n/a
Resource America Inc.                cla       761195205    5780       245030 sh     245030 n/a     n/a    n/a    245030 n/a   n/a
RLI Corp.                            cla       749607107   48414      1289317 sh    1289317 n/a     n/a    n/a   1289317 n/a   n/a
Royal Dutch Pete Co                  common    780257804     230         4455 sh       4455 n/a     n/a    n/a      4455 n/a   n/a
Sherwin-Williams Co.                 common    824348106  133292      3032113 sh    3032113 n/a     n/a    n/a   3032113 n/a   n/a
Sirius Satellite Radio Inc.          common    82966U103      59        18590 sh      18590 n/a     n/a    n/a     18590 n/a   n/a
Spherion Corp.                       common    848420105   13303      1701190 sh    1701190 n/a     n/a    n/a   1701190 n/a   n/a
Standard Management Corp.            common    853612109     450       139670 sh     139670 n/a     n/a    n/a    139670 n/a   n/a
Supreme Inds. Inc                    cla       868607102    3664       606675 sh     606675 n/a     n/a    n/a    606675 n/a   n/a
Telephone & Data Sys Inc.            common    879433100  191291      2272679 sh    2272679 n/a     n/a    n/a   2272679 n/a   n/a
Timberland Co                        cla       887100105   62377      1098190 sh    1098190 n/a     n/a    n/a   1098190 n/a   n/a
Topps Inc.                           common    890786106   18437      1885210 sh    1885210 n/a     n/a    n/a   1885210 n/a   n/a
Trinity Inds Inc                     common    896522109  109592      3515940 sh    3515940 n/a     n/a    n/a   3515940 n/a   n/a
UST Inc.                             common    902911106  104706      2600755 sh    2600755 n/a     n/a    n/a   2600755 n/a   n/a
Washington Mkt. Inc.                 common    939322103    9872       252617 sh     252617 n/a     n/a    n/a    252617 n/a   n/a
White Mountain Insurance Grp. Ltd.   common    G9618E107    1283         2440 sh       2440 n/a     n/a    n/a      2440 n/a   n/a



00843.0001 #524870